Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 347,082	$ 393,167
Accounts receivable, net	133,743	138,146
Inventories	164,742	123,524
Prepaid expenses	7,646	6,398
Other current assets	29,765	22,936
Total current assets	682,978	684,171
Non-current assets
Property, plant and equipment, net	187,712	188,150
Goodwill	385,332	385,849
Other intangible assets, net	90,297	107,274
Operating lease right-of-use assets	21,757
Other non-current assets	22,977	22,810
Total non-current assets	708,075	704,083
Total assets	1,391,053	1,388,254
Current liabilities
Accounts payable	43,139	45,855
Current portion of long-term debt		5,143
Accrued expenses and other current liabilities	33,176	39,115
Accrued compensation and related benefits	35,413	31,703
Deferred revenues	53,214	53,965
Operating lease liabilities - short term	9,016
Total current liabilities	173,958	175,781
Non-current liabilities
Long-term debt		22,000
Deferred revenues - long-term	15,742	18,422
Operating lease liabilities - long term	13,303
Other non-current liabilities	32,580	29,084
Total non-current liabilities	61,625	69,506
Total liabilities	235,583	245,287
Contingencies (see note 11)
Redeemable non-controlling interests	700	852
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 54,428 thousands shares and 53,881 thousands shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	148	146
Additional paid-in capital	2,701,974	2,681,048
Accumulated other comprehensive loss	(7,967)	(7,753)
Accumulated deficit	(1,539,385)	(1,531,326)
Total equity	1,154,770	1,142,115
Total liabilities and equity	$ 1,391,053	$ 1,388,254